LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2013
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

8.                                      LAND USE RIGHTS, NET

	As of December 31
	2012	2013
Cost:	15,201	16,053
Less: accumulated amortization	(427)	(535)
	14,774	15,518

As of December 31, 2011, the Group held land use rights under Vimicro Tianjing, Vimicro Beijing, and Vimicro Jiangsu. In 2012, as part of the effort to divest certain loss-making non-core IC businesses, the Group has continued to explore the options available to dispose non-core IC business related land use rights held under Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. Land use rights held under Vimicro Shanghai was disposed of in 2012 through the transfer of the equity interest in the parent company of Vimicro Shanghai. For the year ended December 31, 2013, the Group deconsolidated VMF Shenzhen, including the land use right held by Vimicro Shenzhen (Note 1).

As of December 31, 2012 and 2013, the carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin was $2,107 and $2,125 respectively.

Amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $265, $245 and $224 respectively.

Estimated amortization expense of the land use rights acquired as of December 31, 2013 for each of next five years is as follows:

$
For the years ending December 31,
2014	170
2015	170
2016	170
2017	170
2018	170